UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: April 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

FORM N-Q

APRIL 30, 2016

Notes to schedule of investments (unaudited)

Investments in Municipal High Income Portfolio, at value $795,467,177.

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Municipal High Income Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (99.98% at April 30, 2016) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited)	April 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 95.2%
Alabama - 4.3%
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	$1,750,000	$1,997,503	(a)
Convertible CAB	0.000%	10/1/50	11,020,000	8,142,568	(b)
Subordinated Lien Warrants	6.000%	10/1/42	4,880,000	5,723,947
Subordinated Lien Warrants	6.500%	10/1/53	8,250,000	9,970,207
Lower Alabama Gas District, Gas Project Revenue	5.000%	9/1/46	6,750,000	8,602,672

Total Alabama				34,436,897

Arizona - 2.0%
La Paz County, AZ, IDA, Educational Facility Lease Revenue:
Charter School Solutions, Harmony Public School Project	5.000%	2/15/36	750,000	822,248	(c)
Charter School Solutions, Harmony Public School Project	5.000%	2/15/46	3,000,000	3,233,070	(c)
Navajo Nation, AZ, Revenue	5.500%	12/1/30	850,000	960,678	(d)
Phoenix, AZ, IDA Education Revenue, Basis School Inc.	5.000%	7/1/45	7,000,000	7,308,000	(d)
University Medical Center Corp., AZ, Hospital Revenue	6.000%	7/1/24	1,250,000	1,444,662	(e)
University Medical Center Corp., AZ, Hospital Revenue	6.500%	7/1/39	2,000,000	2,342,480	(e)

Total Arizona				16,111,138

California - 11.6%
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	2,000,000	2,331,800
California School Finance Authority, School Facilities Revenue:
KIPP LA Project	5.000%	7/1/34	600,000	664,266
KIPP LA Project	5.125%	7/1/44	750,000	819,113
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	7,500,000	8,257,650	(d)(f)
California State Public Works Board, Lease Revenue:
California State Prisons LA	5.000%	10/1/28	3,500,000	4,134,025
Various Capital Project	5.125%	10/1/31	2,000,000	2,363,840
California Statewide CDA Revenue:
American Baptist Homes of the West	2.100%	10/1/19	2,250,000	2,251,417
American Baptist Homes of the West	2.400%	10/1/20	1,250,000	1,250,763
Senior Living-Presbyterian Homes	4.750%	11/15/26	1,920,000	1,963,277	(d)(e)
Senior Living-Presbyterian Homes	4.875%	11/15/36	6,000,000	6,139,200	(d)(e)
California Statewide CDA, Senior Living Health Facility Revenue, Los Angeles Jewish Home Aging, Jewish Home Foundation	4.750%	8/1/20	4,000,000	4,021,600
California Statewide CDA, Student Housing Revenue:
Provident Group-Pomona Properties LLC	5.600%	1/15/36	3,105,000	3,317,040
Provident Group-Pomona Properties LLC	5.750%	1/15/45	2,230,000	2,378,852
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	2,140,000	2,379,637
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	26,500,000	39,469,365
Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/36	1,250,000	1,250,413
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	2,740,000	2,987,614
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	5,000,000	5,829,800

Total California				91,809,672

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 4.2%
Colorado Educational & Cultural Facilities Authority Revenue, Cheyenne Mountain Charter Academy Foundation	5.375%	6/15/38	$2,585,000	$2,644,817	(e)
Colorado Health Facilities Authority Revenue, Christian Living Communities Project	5.750%	1/1/37	2,000,000	2,016,940
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	17,500,000	24,945,200
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	3,960,000	3,734,003

Total Colorado				33,340,960

Delaware - 1.3%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	9,000,000	9,510,120
New Castle County, DE, Revenue, Newark Charter School Inc. Project	5.000%	9/1/36	1,000,000	1,005,080

Total Delaware				10,515,200

District of Columbia - 0.8%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/32	2,130,000	2,410,947
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,375,425
KIPP Charter School	6.000%	7/1/33	1,000,000	1,167,370
KIPP Charter School	6.000%	7/1/43	1,450,000	1,665,832

Total District of Columbia				6,619,574

Florida - 3.3%
Bonnet Creek Resort Community Development District, Special Assessment	7.500%	5/1/34	500,000	500,780
Florida State Development Finance Corp., Educational Facilities Revenue:
Renaissance Charter School Inc. Project	6.000%	6/15/35	1,200,000	1,246,836	(d)
Renaissance Charter School Inc. Project	6.125%	6/15/46	1,000,000	1,030,530	(d)
Florida State Development Finance Corp., Senior Living Revenue:
Tuscan Isle Champions Gate Project	6.375%	6/1/46	1,100,000	1,108,459	(d)
Tuscan Isle Obligated Group	7.000%	6/1/45	300,000	314,751	(d)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	2,000,000	2,341,820
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	3,500,000	3,576,825	(f)
Orange County, FL, IDA Revenue, Vitag Florida LLC Project	8.000%	7/1/36	1,200,000	1,260,540	(d)(f)
Palm Beach County, FL, Health Facilities Authority Revenue, Sinai Residences Boca Raton Project	7.500%	6/1/49	1,600,000	1,959,536
Reunion, FL, East Community Development District, Special Assessment	6.600%	5/1/33	390,000	399,009
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	355,000	4	*(g)
Seminole Tribe Florida Special Obligation Revenue	5.750%	10/1/22	5,000,000	5,304,350	(d)
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	3,000,000	3,122,730	(d)
Volusia County, FL, Educational Facility Authority Revenue	5.000%	10/15/45	3,750,000	4,224,937

Total Florida				26,391,107

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 1.3%
Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project	5.000%	7/1/32	$5,865,000	$6,128,163
Franklin County, GA, Industrial Building Authority Revenue:
Emmanuel College Inc.	5.750%	11/1/25	1,000,000	600,000	*(g)
Emmanuel College Inc.	6.000%	11/1/32	2,850,000	1,710,000	*(g)
Emmanuel College Inc.	6.250%	11/1/43	3,000,000	1,800,000	*(g)

Total Georgia				10,238,163

Hawaii - 1.2%
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co.	6.500%	7/1/39	8,000,000	9,127,920

Illinois - 6.6%
Chicago, IL, GO	5.500%	1/1/37	5,500,000	5,507,040
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond	5.000%	12/1/44	10,000,000	11,608,700
Chicago, IL, Motor Fuel Tax Revenue, AGM	5.000%	1/1/32	1,050,000	1,133,717
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/31	6,750,000	7,772,422	(f)
Illinois State Development Finance Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,255,525	(f)
Illinois State Finance Authority Revenue:
Franciscan Communities Inc.	5.125%	5/15/43	2,700,000	2,817,558
Park Place of Elmhurst Project	6.240%	5/15/38	4,250,000	4,268,912
Park Place of Elmhurst Project	6.330%	5/15/48	10,059,750	10,079,367
Park Place of Elmhurst Project	2.000%	5/15/55	2,525,250	88,737
Refunding, Chicago Charter School Project	5.000%	12/1/36	3,000,000	3,012,210
Refunding, OSF Healthcare System	5.750%	11/15/37	2,500,000	2,689,875	(e)
Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick Place Expansion Project	0.000%	12/15/52	2,800,000	457,436

Total Illinois				52,691,499

Indiana - 1.8%
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project	6.375%	9/15/41	10,000,000	11,399,600
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,236,310	(f)
Vanderburgh County, IN, Redevelopment Commission, Redevelopment District Tax Increment Revenue	5.250%	2/1/31	1,400,000	1,415,960	(e)

Total Indiana				14,051,870

Iowa - 0.2%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Co. Project	5.000%	12/1/19	1,320,000	1,392,323

Kentucky - 2.0%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health Systems	6.375%	6/1/40	11,500,000	13,141,740
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	2,500,000	2,542,025

Total Kentucky				15,683,765

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 0.1%
Epps, LA, COP	8.000%	6/1/18	$775,000	$116,250	*(g)
Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA	6.550%	9/1/25	595,000	677,289

Total Louisiana				793,539

Maryland - 6.3%
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	9,000,000	9,880,830
Transportation Facilities Project	5.750%	6/1/35	21,625,000	23,741,439
Maryland State EDC, Student Housing Revenue Bonds, University of Maryland, College Park Project	5.800%	6/1/38	5,000,000	5,513,400	(e)
Maryland State Health & Higher EFA Revenue, Mercy Medical Center	6.250%	7/1/31	9,000,000	10,671,390

Total Maryland				49,807,059

Massachusetts - 5.3%
Massachusetts State DFA Revenue:
Partners Healthcare System	5.000%	7/1/47	5,000,000	5,908,300
Tufts Medical Center Inc.	6.875%	1/1/41	4,000,000	4,691,760
Massachusetts State HEFA Revenue:
Massachusetts Eye & Ear Infirmary	5.375%	7/1/35	9,000,000	10,064,700
Suffolk University	5.750%	7/1/39	13,740,000	15,479,896	(e)
Massachusetts State Water Resources Authority Revenue, Green Bond	5.000%	8/1/40	4,900,000	5,924,786	(c)

Total Massachusetts				42,069,442

Michigan - 1.9%
Michigan State Finance Authority Limited Obligation Revenue:
Higher Education, Thomas M Cooley Law School Project	6.000%	7/1/24	1,355,000	1,458,115	(d)
Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	1,900,000	2,038,776	(d)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/34	500,000	579,540
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/35	500,000	576,945
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	1,130,000	1,297,715
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	1,180,000	1,290,224
Michigan State Strategic Fund Limited Obligation Revenue:
Evangelical Homes of Michigan	5.250%	6/1/32	1,000,000	1,060,700
Evangelical Homes of Michigan	5.500%	6/1/47	1,000,000	1,053,140
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	4,000,000	4,687,040	(e)
Saline, MI, EDC Revenue, Evangelical Homes of Michigan Project	5.500%	6/1/47	1,235,000	1,300,628

Total Michigan				15,342,823

Missouri - 1.5%
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	1,000,000	1,019,590	(d)
Missouri State HEFA Revenue:
Lutheran Senior Services	6.000%	2/1/41	2,000,000	2,276,520

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Lutheran Senior Services	5.000%	2/1/44	$2,450,000	$2,695,465
Raytown, MO, Annual Appropriation Supported Tax:
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/19	1,000,000	1,037,940
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/20	1,555,000	1,613,826
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	5.875%	9/1/43	3,000,000	3,477,720

Total Missouri				12,121,061

Nevada - 0.4%
Director of the State of Nevada Department of Business & Industry Revenue:
Somerset Academy of Las Vegas	5.000%	12/15/35	1,295,000	1,353,249	(d)
Somerset Academy of Las Vegas	5.125%	12/15/45	2,015,000	2,077,385	(d)

Total Nevada				3,430,634

New Jersey - 5.7%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating	5.000%	12/1/24	2,000,000	2,272,880	(f)
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.125%	9/15/23	8,000,000	8,859,040	(f)
Newark Downtown District Management Corp.	5.125%	6/15/27	400,000	405,712
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	2,167,880
School Facilities Construction, SIFMA	1.990%	3/1/28	17,500,000	15,459,675	(b)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/44	2,780,000	2,904,572	(f)
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System	5.000%	6/15/32	4,625,000	5,032,832
Salem County, NJ, PCFA Revenue, Chambers Project	5.000%	12/1/23	7,000,000	7,841,470	(f)

Total New Jersey				44,944,061

New Mexico - 0.2%
Otero County, NM:
COP, Jail Project Revenue	5.750%	4/1/18	710,000	727,516
COP, Jail Project Revenue	6.000%	4/1/23	500,000	513,190
COP, Jail Project Revenue	6.000%	4/1/28	500,000	507,785

Total New Mexico				1,748,491

New York - 4.6%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	21,870,000	25,132,129
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam At Harborside	2.000%	1/1/49	648,226	81,028
Amsterdam At Harborside	6.700%	1/1/49	1,796,250	1,801,315
New York City, NY, Industrial Development Agency, Civic Facilities Revenue, Amboy Properties Corp. Project	6.750%	6/1/20	1,535,000	1,535,200
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	7,000,000	8,171,450

Total New York				36,721,122

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 0.3%
North Carolina Department of Transportation Private Activity Revenue, I-77 Hot Lanes Project	5.000%	12/31/37	$2,000,000	$2,206,800	(f)

Ohio - 1.7%
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,080,000	2,085,845
Lorain County, OH, Port Authority, Recovery Zone Facility Revenue, U.S. Steel Corp. Project	6.750%	12/1/40	5,000,000	4,786,350
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,828,744	(f)
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	5,000,000	4,661,850

Total Ohio				13,362,789

Oklahoma - 1.1%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,090,360
Montereau Inc. Project	7.250%	11/1/40	7,000,000	7,618,870

Total Oklahoma				8,709,230

Pennsylvania - 3.8%
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/28	1,750,000	2,013,638
Erie County, PA, Convention Center Authority Gtd. Hotel Revenue, County GTD	5.000%	1/15/36	3,290,000	3,765,898
Harrisburg, PA, University Revenue, Harrisburg University of Science and Technology	6.000%	9/1/36	2,945,000	2,501,041	*(g)
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,603,880
Pennsylvania Economic Development Financing Authority:
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.625%	1/1/19	1,420,000	1,511,505
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	5,000,000	5,504,100
Solid Waste Disposal Revenue, Waste Management Inc. Project	5.100%	10/1/27	1,000,000	1,013,280	(f)
Pennsylvania HEFA Revenue, Shippensburg University	6.000%	10/1/31	3,500,000	3,945,970
Philadelphia, PA, Authority for IDR:
Discovery Charter School Inc. Project	6.250%	4/1/42	635,000	617,506
Performing Arts Charter School Project	6.000%	6/15/23	3,500,000	3,701,705	(d)
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	1,000,000	1,149,990

Total Pennsylvania				30,328,513

Rhode Island - 0.0%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	284,200	*(g)

Tennessee - 0.1%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project	5.750%	9/1/37	1,000,000	1,009,710

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 18.5%
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	$2,500,000	$2,878,725
Central Texas Regional Mobility Authority Revenue:
Capital Appreciation	0.000%	1/1/36	2,800,000	1,275,512
Capital Appreciation	0.000%	1/1/38	2,000,000	823,360
Capital Appreciation	0.000%	1/1/40	2,200,000	821,018
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.000%	12/1/30	1,120,000	1,269,262
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.125%	12/1/40	4,000,000	4,483,320
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CABs	0.000%	10/1/35	4,000,000	3,474,840	(b)
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	2,111,880	(f)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Healthcare System	1.290%	6/1/22	5,635,000	5,581,862	(b)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	5,135,000	5,705,139
Houston, TX, Airport System Revenue	5.000%	7/15/35	7,500,000	8,290,800	(f)
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Inc., Terminal Project	6.500%	7/15/30	6,500,000	7,590,310	(f)
Special Facilities, Continental Airlines Inc., Terminal Project	6.625%	7/15/38	5,000,000	5,842,350	(f)
Midlothian, TX, Development Authority, Tax Increment Contract Revenue, Refunding, Subordinated Lien	5.125%	11/15/26	785,000	790,071
Mission, TX, Economic Development Corp. Revenue, Senior Lien, Natgasoline Project	5.750%	10/1/31	480,000	500,842	(c)(f)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue:
Collegiate Housing College Station LLC, Texas A&M University Project, AGM	5.000%	4/1/46	500,000	555,050
Collegiate Housing, Tarleton State University Project	5.000%	4/1/46	3,000,000	3,125,100
Collegiate Housing, Tarleton State University Project	5.000%	4/1/47	4,000,000	4,297,160
North Texas Tollway Authority Revenue	5.750%	1/1/33	10,000,000	10,820,600	(e)
North Texas Tollway Authority Revenue	6.250%	1/1/39	2,000,000	2,251,080
San Leanna Educational Facilities Corp., Education Revenue:
Saint Edwards University Project	5.000%	6/1/20	1,000,000	1,041,780
Saint Edwards University Project	5.125%	6/1/22	2,000,000	2,090,840
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	600,000	*(g)
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	6,500,000	8,238,360
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC	7.000%	6/30/40	16,460,000	19,732,742
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	370,000	387,084	(c)(f)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/45	1,900,000	2,027,471	(c)(f)
Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	28,000,000	33,095,720

Texas State Public Finance Authority, Charter School Finance Corp. Revenue:
Cosmos Foundation Inc.	6.000%	2/15/30	1,000,000	1,185,030	(e)
Cosmos Foundation Inc.	6.200%	2/15/40	4,000,000	4,769,720	(e)
Uplift Education	5.875%	12/1/36	1,000,000	1,057,680
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	525,000	511,985

Total Texas				147,226,693

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Virgin Islands - 1.1%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	$7,500,000	$8,573,250

Virginia - 1.1%
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.750%	7/1/38	7,500,000	8,575,050

Washington - 0.1%
Washington State HFC Revenue:
Heron’s Key	6.500%	7/1/30	350,000	363,157	(d)
Heron’s Key	6.750%	7/1/35	350,000	363,755	(d)

Total Washington				726,912

Wisconsin - 0.8%
Public Finance Authority, WI, Exemption Facilities Revenue, Celanese Project	5.000%	12/1/25	2,450,000	2,822,081	(f)
Public Finance Authority, WI, Revenue, Church Home of Hartford Inc.	5.000%	9/1/38	1,250,000	1,322,275	(d)
Wisconsin State HEFA Revenue, Aurora Health Care Inc.	5.625%	4/15/39	2,000,000	2,268,940

Total Wisconsin				6,413,296

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $685,059,582)				756,804,763

SHORT-TERM INVESTMENTS - 5.0%
California - 1.6%
California Statewide CDA Revenue:
Kaiser Permanente	0.390%	4/1/46	7,200,000	7,200,000	(h)(i)
Kaiser Permanente	0.390%	4/1/46	4,400,000	4,400,000	(h)(i)
Long Beach, CA, Health Facilities Revenue, Memorial Health Services	0.410%	10/1/16	100,000	100,000	(h)(i)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue, SPA-Sumitomo Mitsui Banking	0.370%	4/1/36	1,100,000	1,100,000	(h)(i)

Total California				12,800,000

Connecticut - 0.1%
Stamford, CT, Housing Authority Revenue, Fairfield Apartments, LOC-FNMA	0.400%	12/1/28	1,000,000	1,000,000	(f)(h)(i)

Florida - 0.8%
Liberty County, FL, IDR, Georgia Pacific Corp. Project	0.590%	10/1/28	5,900,000	5,900,000	(f)(h)(i)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.390%	1/15/27	300,000	300,000	(h)(i)

Total Florida				6,200,000

Illinois - 0.1%
Chicago, IL, Midway Airport Revenue, LOC-Wells Fargo Bank N.A.	0.440%	1/1/35	400,000	400,000	(f)(h)(i)

Massachusetts - 0.3%
Massachusetts State DFA Revenue:
Bancroft Schools & Communities Inc., LOC-TD Bank N.A.	0.410%	9/1/31	730,000	730,000	(h)(i)
Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.390%	7/1/46	1,800,000	1,800,000	(h)(i)

Total Massachusetts				2,530,000

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - 0.1%
Salem County, NJ, PCFA Revenue, Public Service Electric & Gas	0.630%	11/1/33	$400,000	$400,000	(h)(i)

New York - 1.9%
Nassau County, NY, Interim Finance Authority Revenue, SPA-Sumitomo Mitsui Banking, Sales Tax Secured	0.370%	11/15/21	200,000	200,000	(h)(i)
New York City, NY, GO, AGM, SPA-Dexia Credit Local	0.520%	11/1/26	200,000	200,000	(h)(i)
New York City, NY, HDC, MFH Revenue, Royal Properties, FNMA, LIQ-FNMA	0.380%	4/15/35	3,800,000	3,800,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Dexia Credit Local	0.520%	6/15/32	3,100,000	3,100,000	(h)(i)
New York City, NY, TFA Revenue:
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.520%	11/1/22	1,400,000	1,400,000	(h)(i)
New York City Recovery Project, SPA-Royal Bank of Canada	0.280%	11/1/22	1,100,000	1,100,000	(h)(i)
New York State Housing Finance Agency Revenue, Worth Street, FNMA, LIQ-FNMA	0.440%	5/15/33	4,500,000	4,500,000	(f)(h)(i)
New York, NY, GO, AGM, SPA-State Street Bank & Trust Co.	0.290%	8/1/20	600,000	600,000	(h)(i)
Triborough Bridge & Tunnel Authority, NY, Revenue, LOC-Wells Fargo Bank N.A.	0.250%	1/1/32	300,000	300,000	(h)(i)

Total New York				15,200,000

North Carolina - 0.1%
Charlotte, NC, COP, 2003 Governmental Facilities Project, LIQ-Wells Fargo Bank N.A.	0.380%	6/1/33	190,000	190,000	(h)(i)
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, SPA-JPMorgan Chase	0.390%	11/1/34	1,100,000	1,100,000	(h)(i)
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, SPA-JPMorgan Chase	0.500%	11/1/34	300,000	300,000	(h)(i)

Total North Carolina				1,590,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $40,120,000)				40,120,000

TOTAL INVESTMENTS - 100.2% (Cost - $725,179,582#)				796,924,763
Liabilities in Excess of Other Assets - (0.2)%				(1,294,907)

TOTAL NET ASSETS - 100.0%				$795,629,856

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2016

*	Non-income producing security.

(a)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is purchased on a when-issued basis.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(g)	The coupon payment on these securities is currently in default as of April 30, 2016.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PFC	— Public Facilities Corporation
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Municipal High Income Portfolio (the “Portfolio”) is a diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2016, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$756,804,763	—	$756,804,763

Short-Term Investments†	—	40,120,000	—	40,120,000

Total Investments	—	$796,924,763	—	$796,924,763

Other Financial Instruments:
Futures Contracts	$79,456	—	—	$79,456

Total	$79,456	$796,924,763	—	$797,004,219

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At April 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$86,395,481
Gross unrealized depreciation	(14,650,300)

Net unrealized appreciation	$71,745,181

At April 30, 2016, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	52	6/16	$8,571,706	$8,492,250	$79,456

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 22, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	June 22, 2016